Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes

        The following were the components of provision for income taxes for the years ended December 31, 2016 and 2015:

	2016	2015
Current tax expense
Federal	$—	$250
State and local	—	57
Total current tax expense	—	307
Deferred tax expense
Federal	478	4,929
State and local	136	656
Total deferred tax expense	614	5,585
Total deferred tax benefit before reversal of valuation allowance	614	5,585
Deferred tax valuation allowance	(61,859)	(5,585)

Provision (benefit) for income taxes	$(61,245)	$307

Schedule of reconciliation between statutory U.S. federal income tax rate and effective tax rate

        The following is a reconciliation between the statutory U.S. federal income tax rate of 35% and the effective tax rate:

	2016	2015
Calculated tax benefit at statutory rate	35.0%	35.0%
Increase (decrease) in income taxes resulting from:
Reversal of valuation allowance, net of change in estimated Section 382 impact	(1,167.6)	73.4
State and local income taxes	6.1	5.0
Tax exempt income	(5.3)	24.2
Non-deductible expenses	14.8	(137.6)
Total benefit for income taxes	–1117.0%	0.0%

Schedule of components of deferred tax assets and liabilities

        The following were the significant components of the deferred tax assets and liabilities as of December 31, 2016 and 2015:

	2016	2015
Deferred tax assets:
Net operating losses and tax credits	$61,906	$60,657
Interest on non-accrual loans	2,882	3,632
Allowance for loan losses and loan basis	22,017	10,918
Deposit	316	45
AMT credit carryforward	1,073	1,073
Other real estate owned	214	2,073
Net unrealized holding losses on securities available-for-sale	4,818	2,750
Other	3,241	1,230

Total deferred tax assets	96,467	82,378

Deferred tax liabilities:
Premises and equipment	(6,907)	(7,614)
Core deposit intangibles	(7,858)	(8,660)
Servicing assets	(7,899)	—
Trust preferred securities	(3,809)	(4,119)
Unrealized holding gain on cash flow hedges	(1,491)	—
Other	(743)	(608)
Total deferred tax liabilities	(28,707)	(21,001)
Less valuation allowance on net deferred tax asset	—	(61,377)

Net deferred tax assets after valuation allowance	$67,760	$—